Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting
Segment Reporting

14                  Segment Reporting

The Company currently has three reportable segments: Pharmacy Services, Retail Pharmacy and Corporate.

The Company evaluates its Pharmacy Services and Retail Pharmacy segment performance based on net revenue, gross profit and operating profit before the effect of certain intersegment activities and charges. The Company evaluates the performance of its Corporate segment based on operating expenses before the effect of discontinued operations and certain intersegment activities and charges. See Note 1 for a description of the Pharmacy Services, Retail Pharmacy and Corporate segments and related significant accounting policies.

The following table is a reconciliation of the Company’s business segments to the consolidated financial statements:

In millions	Pharmacy Services Segment(1)(2)(3)	Retail Pharmacy Segment(2)	Corporate Segment	Intersegment Eliminations(2)	Consolidated Totals
2011:
Net revenues	$58,874	$59,599	$—	$(11,373)	$107,100
Gross profit	3,279	17,468	—	(186)	20,561
Operating profit	2,220	4,912	(616)	(186)	6,330
Depreciation and amortization	433	1,060	75	—	1,568
Total assets	35,704	28,323	1,121	(605)	64,543
Goodwill	19,657	6,801	—	—	26,458
Additions to property and equipment	461	1,353	58	—	1,872
2010:
Net revenues	$47,145	$57,345	$—	$(8,712)	$95,778
Gross profit	3,315	17,039	—	(135)	20,219
Operating profit	2,361	4,537	(626)	(135)	6,137
Depreciation and amortization	390	1,016	63	—	1,469
Total assets	32,254	28,927	1,439	(451)	62,169
Goodwill	18,868	6,801	—	—	25,669
Additions to property and equipment	234	1,708	63	—	2,005
2009:
Net revenues	$50,551	$55,355	$—	$(7,691)	$98,215
Gross profit	3,813	16,593	—	(48)	20,358
Operating profit	2,853	4,159	(539)	(48)	6,425
Depreciation and amortization	377	965	47	—	1,389
Total assets	33,082	28,302	774	(517)	61,641
Goodwill	18,879	6,801	—	—	25,680
Additions to property and equipment	218	2,183	147	—	2,548

(1)         Net revenues of the Pharmacy Services segment include approximately $7.9 billion, $6.6 billion and $6.9 billion of Retail co-payments for the years ended December 31, 2011, 2010 and 2009, respectively.

(2)         Intersegment eliminations relate to two types of transactions: (i) Intersegment revenues that occur when Pharmacy Services segment clients use Retail Pharmacy segment stores to purchase covered products. When this occurs, both the Pharmacy Services and Retail Pharmacy segments record the revenue on a standalone basis and (ii) Intersegment revenues, gross profit and operating profit that occur when Pharmacy Services segment clients, through the Company’s intersegment activities (such as the Maintenance Choice program), elect to pick up their maintenance prescriptions at Retail Pharmacy segment stores instead of receiving them through the mail. When this occurs, both the Pharmacy Services and Retail Pharmacy segments record the revenue, gross profit and operating profit on a standalone basis. Beginning in the fourth quarter of 2011, the Maintenance Choice eliminations reflect all discounts available for the purchase of mail order prescription drugs. The following amounts are eliminated in consolidation in connection with the item (ii) intersegment activity: net revenues of $2.6 billion, $1.8 billion and $0.7 billion for the years ended December 31, 2011, 2010 and 2009, respectively; gross profit and operating profit of $186 million, $135 million and $48 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(3)         The results of the Pharmacy Services segment for the years ended December 31, 2010 and 2009 have been revised to reflect the results of TheraCom as discontinued operations. See Note 3.